As filed with the Securities and Exchange Commission on March 5, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-09761
Direxion Insurance Trust
(Exact name of registrant as specified in charter)
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)
Daniel D. O’Neill
33 Whitehall Street, 10th Floor
New York, NY 10004
(Name and address of agent for service)
646-572-3390
Registrant’s telephone number, including area code
Date of fiscal year end: December 31, 2007
Date of reporting period: December 31, 2007

Item 1.  Report to Stockholders

ANNUAL REPORT DECEMBER 31, 2007

Evolution VP Managed Bond Fund
Evolution VP All-Cap Equity Fund

33 Whitehall Street, 10th Floor
New York, New York 10004

(800) 851-0511

Letter to Shareholders	2

Performance Summary	3

Expense Example	5

Allocation of Portfolio Holdings	6

Schedule of Investments	7

Financial Statements	14

Financial Highlights	17

Notes to the Financial Statements	19

Report of Independent Registered Public Accounting Firm	25

Additional Information	26

Information on Board of Trustees and Officers	29

Letter to Shareholders

Dear Shareholders,

This Annual Report for the Evolution Funds covers the fiscal year January 1, 2007 to December, 31, 2007 (the “Annual Period”). This Annual Report covers the Evolution VP Managed Bond Fund (the “Managed Bond Fund”) and the Evolution VP All-Cap Equity Fund (“All-Cap Equity Fund”). Flexible Plan Investments, Ltd. (the “Sub-Advisor”), serves as the sub-advisor to the Evolution Funds.

During the Annual Period, the S&P 500 Index gained 5.49% and the Lehman Aggregate Bond Index gained 6.97% for the year. Domestic performance was driven by sound global economic growth, a relatively favorable interest rate environment and strong corporate earnings. The reporting period was not, however, without its challenges. On February 27th, a sell-off in China sparked a global decline that led to the largest one-day percentage decline in the S&P 500 Index since March 24th, 2003. After the sharp declines in February, equities began to rally again in April and May. A second major decline in the Chinese equity markets occurred at the end of May, although U.S. equities shrugged off the declines and continued climbing.

Rising energy and commodity prices, problems in the mortgage markets which led to a credit squeeze and concern about a bubble in emerging markets equities led to increased uncertainty about market direction and led to a spike in volatility in the late summer at which time the markets sold off sharply and threatened to decline further, leading the Federal Reserve to take many actions during the Annual Period in an effort to help stabilize equity markets. While the U.S. markets slowed toward the end of the year, emerging markets did particularly well, followed by stocks in Europe.

The Managed Bond Fund seeks the highest appreciation on an annual basis consistent with a high tolerance for risk. The Managed Bond Fund delivered a gain of 1.14% on a total return basis, during the Annual Period, compared to 6.97% for the Lehman Aggregate Bond Index.

The All-Cap Equity Fund seeks the highest appreciation on an annual basis consistent with a high tolerance for risk. The All-Cap Equity Fund delivered a gain of 3.11% on a total return basis, during the Annual Period, compared to 5.49% for the S&P 500 Index.

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Sincerely,

Daniel O’Neill	Bruce Greig, CFA
Direxion Funds	Flexible Plan Investments, Inc.

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

The total annual fund operating expense ratio of the Evolution VP Managed Bond Fund and the Evolution VP All-Cap Equity Fund is 2.00% and 2.00%, respectively, net of any fee, waivers or expense reimbursements.

An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. Investors considering an investment may obtain a prospectus by calling 1-800-851-0511. Investors should read the prospectus carefully for more complete information, including charges, expenses, and additional risks, before investing or sending money.

Distributed by: Rafferty Capital Markets, LLC
Date of First Use: February 29, 2008

Evolution VP Managed Bond Fund
July 1, 20041- December 31, 2007

	Average Annual
	Total Return[2]
		Since
	1 Year	Inception[1]

Evolution VP Managed Bond Fund	1.14%	0.80%
Lehman Aggregate Bond Index	6.97%	5.04%
Lipper High Yield Bond Fund Index	2.13%	6.83%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the Lehman Aggregate Bond Index and the Lipper High Yield Bond Fund Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC, reimbursed fees for various expenses. Had these reimbursements not been in effect, performance would have been lower.

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

The total annual fund operating expense ratio of the Evolution VP Managed Bond Fund is 2.00%, net of any fee, waivers or expense reimbursements.

An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. Investors considering an investment may obtain a prospectus by calling 1-800-851-0511. Investors should read the prospectus carefully for more complete information, including charges, expenses, and additional risks, before investing or sending money.

Market Exposure
% of
Investment Type	Net Assets

Investment Companies	98.0%
Futures Contracts	—
Swap Contracts	—

Total Exposure	98.0%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1 Commencement of operations was July 1, 2004.
2 As of December 31, 2007.

DIREXION EVOLUTION VP FUNDS  3

Evolution VP All-Cap Equity Fund
July 1, 20041- December 31, 2007

	Average Annual
	Total Return[2]
		Since
	1 Year	Inception[1]

Evolution VP All-Cap Equity Fund	3.11%	8.79%
S&P 500 Index	5.49%	9.82%
This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the S&P 500 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC, reimbursed fees for various expenses. Had these reimbursements not been in effect, performance would have been lower.

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

The total annual fund operating expense ratio of the Evolution VP All-Cap Equity Fund is 2.00%, net of any fee, waivers or expense reimbursements.

An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. Investors considering an investment may obtain a prospectus by calling 1-800-851-0511. Investors should read the prospectus carefully for more complete information, including charges, expenses, and additional risks, before investing or sending money.

Market Exposure
% of
Investment Type	Net Assets

Common Stocks	73.1%
Investment Companies	5.1%
Futures Contracts	—
Swap Contracts	—

Total Exposure	78.2%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1 Commencement of operations was July 1, 2004.
2 As of December 31, 2007.

4  DIREXION EVOLUTION VP FUNDS

Expense Example
December 31, 2007 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (July 1, 2007 — December 31, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. However, the example below does not include portfolio trading commissions and related expenses or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The tables below do not reflect any fees and expenses imposed under variable annuity contracts and variable life insurance policies (“Contracts”) and certain qualified pension and retirement plans (“Plans”), which would increase overall fees and expenses. Please refer to your Contract or Plan Prospectus for a description of those fees and expenses.

	Evolution VP Managed Bond Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	July 1, 2007 -
	July 1, 2007	December 31, 2007	December 31, 2007*

Actual	$1,000.00	$1,015.90	$10.16
Hypothetical (5% return before expenses)	1,000.00	1,015.12	10.16

*	Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

	Evolution VP All-Cap Equity Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	July 1, 2007 -
	July 1, 2007	December 31, 2007	December 31, 2007*

Actual	$1,000.00	$987.70	$10.02
Hypothetical (5% return before expenses)	1,000.00	1,015.12	10.16

*	Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

DIREXION EVOLUTION VP FUNDS  5

Evolution VP Managed Bond Fund
Allocation of Portfolio Holdings (Unaudited)
December 31, 2007

Evolution VP All-Cap Equity Fund
Allocation of Portfolio Holdings (Unaudited)
December 31, 2007

The percentages in these graphs are calculated based on net assets.

*	Cash and other assets less liabilities.

**	These are investment companies that primarily invest in this category of securities.

6  DIREXION EVOLUTION VP FUNDS

Evolution VP Managed Bond Fund
Schedule of Investments
December 31, 2007

Shares		Value

INVESTMENT COMPANIES - 98.0%
2,548	Aberdeen Asia-Pacific Income Fund, Inc.	$14,778
7,027	AllianceBernstein Global High Income Fund	88,611
6,354	BlackRock Corporate High Yield Fund VI	74,787
4,640	BlackRock Floating Rate Income Strategies Fund	74,147
4,699	BlackRock Preferred Income Strategies Fund	74,855
1,984	Calamos Convertible and High Income Fund	26,090
1,733	Calamos Convertible Opportunities and Income Fund	25,198
4,797	Evergreen Managed Income Fund	75,409
7,036	iShares Lehman 1-3 Year Treasury Bond Fund	578,079
7,332	iShares Lehman 20+ Year Treasury Bond Fund	682,169
9,953	iShares Lehman 7-10 Year Treasury Bond Fund	863,920
28,430	iShares Lehman Aggregate Bond Fund	2,875,979
8,193	iShares Lehman Treasury Inflation Protected Securities Fund	866,819
789	iShares iBoxx High Yield Corporate Bond	79,468
2,453	iShares Lehman MBS Bond	249,470
952	iShares Lehman 1-3 year Credit Bond	96,190
876	iShares Lehman Short Treasury Bond	96,045
7,665	Ishares S&P National Municipal Bond	778,380
13,485	MFS Charter Income Trust	110,712
16,627	MFS Government Markets Income Trust	112,232
12,056	MFS Intermediate Income Trust	73,300
2,075	Nicholas-Applegate Convertible & Income Fund II	25,502
886	Nuveen Multi-Currency Short-Term Government Income Fund	15,000
2,387	Nuveen Preferred and Convertible Income Fund	26,090
11,806	Putnam Premier Income Trust	73,197
2,875	SPDR Lehman International Treasury Bond	154,675
6,800	Templeton Emerging Markets Income Fund	89,488
1,765	Templeton Global Income Fund	14,897
38,512	Vanguard Total Bond Market	2,965,424
5,013	Western Asset Emerging Markets Debt Fund	89,181
1,190	Western Asset Emreging Markets Income Fund II	14,875
7,475	Western Asset High Income Fund II	75,498
6,328	Western Asset/Claymore Inflation - Linked Opportunities & Income Fund	74,417

	TOTAL INVESTMENT COMPANIES (Cost $11,348,019)	$11,534,882

SHORT TERM INVESTMENTS - 2.2%
MONEY MARKET FUNDS - 2.2%
255,079	Federated Prime Obligations Fund	$255,079

	TOTAL SHORT TERM INVESTMENTS (Cost $255,079)	$255,079

	TOTAL INVESTMENTS (Cost $11,603,098) - 100.2%	$11,789,961
	Liabilities in Excess of Other Assets - (0.2)%	(22,910)

	TOTAL NET ASSETS - 100.0%	$11,767,051
Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements

7  DIREXION EVOLUTION VP FUNDS

Evolution VP All-Cap Equity Fund
Schedule of Investments
December 31, 2007

Shares		Value
COMMON STOCKS - 73.1%
AEROSPACE & DEFENSE - 2.2%

1,412	BE Aerospace, Inc.(a)	$74,695
1,225	Ceradyne, Inc.(a)	57,489
276	Esterline Technologies Corp.(a)	14,283
2,088	Honeywell International, Inc.	128,558
124	L-3 Communications Holdings, Inc.	13,136
1,371	Precision Castparts Corp.	190,158
977	Rockwell Collins, Inc.	70,315
2,146	Spirit Aerosystems Holdings, Inc.(a)	74,037

		622,671

AIR FREIGHT & LOGISTICS - 0.5%
372	FedEx Corp.	33,171
1,565	Forward Air Corp.	48,781
506	Ryanair Holdings Plc. ADR (Ireland)(a)	19,957
701	United Parcel Service, Inc.	49,575

		151,484

AIRLINES - 0.7%
4,367	Skywest, Inc.	117,254
2,100	UAL Corp.(a)	74,886

		192,140

AUTO COMPONENTS - 0.2%
1,212	Johnson Controls, Inc.	43,680

BEVERAGES - 0.4%
417	Coca-Cola Femsa S.A. de C.V. ADR (Mexico)	20,550
427	Hansen Natural Corp.(a)	18,912
357	Pepsi Bottling Group, Inc.	14,087
662	PepsiCo, Inc.	50,246

		103,795

BIOTECHNOLOGY - 1.5%
1,945	Amgen, Inc.(a)	90,326
1,205	Biogen IDEC, Inc.(a)	68,588
1,576	Celgene Corp.(a)	72,827
2,675	Cephalon, Inc.(a)	191,958
1,085	ViroPharma, Inc.(a)	8,615

		432,314

BUILDING PRODUCTS - 0.4%
6,644	Apogee Enterprises, Inc.	113,679

CAPITAL MARKETS - 1.3%
567	Deutsche Bank AG (Germany)(b)	73,376
3,027	Morgan Stanley	160,764
3,714	SEI Investments Co.	119,479

		353,619

CHEMICALS - 1.0%
786	E.I. du Pont de Nemours & Co.	34,655
684	Monsanto Co.	76,396
495	PPG Industries, Inc.	34,764
1,461	Praxair, Inc.	129,605

		275,420

COMMERCIAL BANKS - 1.3%
2,250	Banco Bradesco S.A. (Brazil)(b)	72,000
1,546	Banco Itau Holding Financeira S.A. ADR (Brazil)	39,979
2,483	Bancolombia S.A. ADR (Columbia)	84,472
1,201	ICICI Bank Ltd. ADR (Singapore)	73,861
651	Uniao de Bancos Brasileiros S.A. (Brazil)(b)	90,906

		361,218

COMMERCIAL SERVICES & SUPPLIES - 1.5%
615	Apollo Group, Inc.(a)	43,142
1,991	Bright Horizons Family Solutions, Inc.(a)	68,769
1,162	The Brink’s Co.	69,418
289	Deluxe Corp.	9,505
332	G&K Services, Inc.	12,457
1,089	ITT Educational Services, Inc.(a)	92,859
5,758	Rollins, Inc.	110,554
302	Watson Wyatt Worldwide, Inc.	14,016

		420,720

COMMUNICATIONS EQUIPMENT - 3.8%
8,236	Arris Group, Inc.(a)	82,195
361	Black Box Corp.	13,057
7,347	Cisco Systems, Inc.(a)	198,883
223	CommScope, Inc.(a)	10,974
2,618	Comtech Telecommunications Corp.(a)	141,398
3,413	Corning, Inc.	81,878
1,229	Harris Corp.	77,034
1,299	Juniper Networks, Inc.(a)	43,127
2,230	Nokia Corp. ADR (Finland)	85,610
509	Plantronics, Inc.	13,234
3,997	QUALCOMM, Inc.	157,282
638	Research In Motion Ltd. (Canada)(a)(b)	72,349
3,958	Telefonaktiebolaget LM Ericsson ADR (Sweden)	92,419

		1,069,440

COMPUTERS & PERIPHERALS - 1.6%
1,196	Apple Computer, Inc.(a)	236,904
471	Avid Technology, Inc.(a)	13,348
2,371	EMC Corp.(a)	43,934
669	International Business Machines Corp.	72,319
2,551	Western Digital Corp.(a)	77,066

		443,571

The accompanying notes are an integral part of these financial statements

DIREXION EVOLUTION VP FUNDS  8

Evolution VP All-Cap Equity Fund
Schedule of Investments (continued)
December 31, 2007

Shares		Value
CONSTRUCTION & ENGINEERING - 0.7%
2,734	EMCOR Group, Inc.(a)	$64,604
467	Foster Wheeler Ltd.(a)	72,394
732	Jacobs Engineering Group, Inc.(a)	69,987

		206,985

CONSUMER FINANCE - 0.2%
2,132	SLM Corp.	42,938

CONSUMER SERVICES - 0.3%
1,765	Pre-Paid Legal Services, Inc.(a)	97,693

CONTAINERS & PACKAGING - 0.0%
363	Rock-Tenn Co.	9,224

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%
351	CenturyTel, Inc.	14,552
738	Compania Anonima Nacional Telefonos de Venezuela ADR (Venezuela)	10,886
2,512	Neustar, Inc.(a)	72,044

		97,482

ELECTRIC UTILITIES - 0.9%
6,049	Companhia Paranaense de Energia ADR (Brazil)	91,279
723	Consolidated Edison, Inc.	35,319
2,255	Huaneng Power International, Inc. ADR (China)	93,131
1,794	Korea Electric Power Corp. ADR (South Korea)(a)	37,405

		257,134

ELECTRICAL EQUIPMENT - 2.3%
152	Anixter International, Inc.(a)	9,465
1,342	Avnet, Inc.(a)	46,930
820	Cooper Industries Ltd.	43,362
272	First Solar, Inc.(a)	72,662
1,621	FLIR Systems, Inc.(a)	50,737
4,448	LoJack Corp.(a)	74,771
2,802	Molex, Inc.	76,495
1,072	Suntech Power Holdings Company Ltd. ADR (China)(a)	88,247
2,652	Woodward Governor Co.	180,203

		642,872

ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.0%
1,665	Amphenol Corp.	77,206
1,351	LG Philips LCD Company Ltd. ADR (South Korea)(a)	35,099
329	MTS Systems Corp.	14,038
538	Sunpower Corp.(a)	70,150
455	Technitrol, Inc.	13,004
2,473	Trimble Navigation Ltd.(a)	74,784

		284,281

ENERGY EQUIPMENT & SERVICES - 4.8%
2,676	Cameron International Corp.(a)	128,796
3,874	Dril-Quip, Inc.(a)	215,627
325	ENSCO International, Inc.	19,377
640	Grant Prideco, Inc.(a)	35,526
905	Helmerich & Payne, Inc.	36,263
800	ION Geophysical Corp.(a)	12,624
609	Lufkin Industries, Inc.	34,890
1,259	Nabors Industries Ltd. (Bermuda)(a)(b)	34,484
2,291	National-Oilwell Varco, Inc.(a)	168,297
4,997	Noble Corp.	282,380
989	Patterson-UTI Energy, Inc.	19,305
2,262	Pride International, Inc.(a)	76,682
2,062	Tenaris S.A. ADR (Luxembourg)	92,233
809	Transocean, Inc.	115,808
1,195	Unit Corp.(a)	55,269

		1,327,561

FINANCIAL SERVICES - 0.3%
1,508	Nasdaq Stock Market, Inc.(a)	74,631

FOOD & STAPLES RETAILING - 1.2%
2,028	BJ’s Wholesale Club, Inc.(a)	68,607
547	The Kroger Co.	14,611
1,466	Longs Drug Stores Corp.	68,902
2,624	Performance Food Group Co.(a)	70,507
2,506	Wal-Mart Stores, Inc.	119,110

		341,737

FOOD PRODUCTS - 0.5%
2,866	Flowers Foods, Inc.	67,093
1,122	Unilever N.V. ADR (Netherlands)	40,908
257	Wimm-Bill-Dann Foods OJSC ADR (Russia)	33,677

		141,678

GAS UTILITIES - 0.5%
1,258	Atmos Energy Corp.	35,274
998	The Laclede Group, Inc.	34,172
701	New Jersey Resources Corp.	35,064
949	South Jersey Industries, Inc.	34,249

		138,759

HEALTH CARE EQUIPMENT & SUPPLIES - 2.6%
754	C.R. Bard, Inc.	71,479
650	Greatbatch, Inc.(a)	12,993
1,126	Haemonetics Corp.(a)	70,960
2,098	Hologic, Inc.(a)	144,007
2,287	Immucor, Inc.(a)	77,735
810	Mindray Medical International Ltd. ADR (China)	34,806
2,330	Stryker Corp.	174,098
2,442	Varian Medical Systems, Inc.(a)	127,375

		713,453

The accompanying notes are an integral part of these financial statements

9  DIREXION EVOLUTION VP FUNDS

Evolution VP All-Cap Equity Fund
Schedule of Investments (continued)
December 31, 2007

Shares		Value
HEALTH CARE PROVIDERS & SERVICES - 1.8%
1,138	CIGNA Corp.	$61,145
394	Community Health Systems, Inc.(a)	14,523
599	Express Scripts, Inc.(a)	43,727
190	Humana, Inc.(a)	14,309
694	Laboratory Corp Of America Holdings(a)	52,418
1,925	McKesson Corp.	126,107
2,492	Patterson Companies, Inc.(a)	84,603
1,889	Pharmaceutical Product Development, Inc.	76,259
395	Wellpoint, Inc.(a)	34,653

		507,744

HOTELS RESTAURANTS & LEISURE - 0.6%
906	Jack in the Box, Inc.(a)	23,347
858	O’Charleys, Inc.	12,853
662	Wynn Resorts Ltd.	74,230
1,340	Yum! Brands, Inc.	51,282

		161,712

HOUSEHOLD DURABLES - 1.0%
788	Homex Development Corp. ADR (Mexico)(a)	38,967
3,859	Koninklijke Philips Electronics N.V. ADR (Netherlands)	164,972
1,344	Sony Corp. ADR (Japan)	72,979

		276,918

HOUSEHOLD PRODUCTS - 0.2%
650	Colgate-Palmolive Co.	50,674

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.5%
1,322	Constellation Energy Group, Inc.	135,545

INDUSTRIAL CONGLOMERATES - 0.4%
858	3M Co.	72,347
618	Textron, Inc.	44,063

		116,410

INSURANCE - 1.2%
628	ACE Ltd. (Bermuda)(b)	38,798
1,894	Aegon N.V. ADR (Netherlands)	33,202
4,120	American Financial Group, Inc.	118,986
699	China Life Insurance Company Ltd. ADR (Taiwan)	53,473
491	Philadelphia Consolidated Holding Corp.(a)	19,321
1,587	XL Capital Ltd. (Bermuda)(b)	79,842

		343,622

INTERNET & CATALOG RETAIL - 0.7%
1,265	Amazon.com, Inc.(a)	117,190
2,275	eBay, Inc.(a)	75,507

		192,697

INTERNET SOFTWARE & SERVICES - 2.0%
2,059	Akamai Technologies, Inc.(a)	71,241
212	Baidu.com, Inc. ADR (China)(a)	82,763
2,447	Bankrate, Inc.(a)	117,676
143	Google, Inc.(a)	98,882
3,712	J2 Global Communications, Inc.(a)	78,583
6,841	Miva, Inc.(a)	13,066
4,811	Websense, Inc.(a)	81,691

		543,902

IT SERVICES - 0.5%
1,447	Cognizant Technology Solutions Corp.(a)	49,111
276	Computer Sciences Corp.(a)	13,654
960	CSG Systems International, Inc.(a)	14,131
173	DST Systems, Inc.(a)	14,281
267	Fiserv, Inc.(a)	14,816
437	Global Payments, Inc.	20,329
437	Infosys Technologies Ltd. ADR (India)	19,823

		146,145

LEISURE EQUIPMENT & PRODUCTS - 0.3%
1,770	FUJIFILM Holdings Corp. ADR (Japan)	73,791
354	Hasbro, Inc.	9,056

		82,847

LIFE SCIENCES TOOLS & SERVICES - 0.2%
508	Ventana Medical Systems(a)	44,313

MACHINERY - 4.9%
4,940	A.S.V., Inc.(a)	68,419
3,791	Barnes Group, Inc.	126,581
516	Cascade Corp.	23,973
2,156	Caterpillar, Inc.	156,439
524	CNH Global N.V. (Netherlands)(b)	34,490
73	Cummins, Inc.	9,298
1,110	Danaher Corp.	97,391
1,684	Dover Corp.	77,616
1,162	Eaton Corp.	112,656
3,395	Graco, Inc.	126,498
944	Ingersoll-Rand Company Ltd. (Bermuda)(b)	43,868
973	Lincoln Electric Holdings, Inc.	69,258
3,199	The Manitowoc Company, Inc.	156,207
1,208	Paccar, Inc.	65,812
1,481	Parker Hannifin Corp.	111,534
1,352	Reliance Steel & Aluminum Co.	73,278
143	Terex Corp.(a)	9,377

		1,362,695

The accompanying notes are an integral part of these financial statements

DIREXION EVOLUTION VP FUNDS  10

Evolution VP All-Cap Equity Fund
Schedule of Investments (continued)
December 31, 2007

Shares		Value
MEDIA - 0.9%
2,947	Discovery Holding Co.(a)	$74,088
911	Gannett Co., Inc.	35,529
3,760	Grupo Televisa S.A. ADR (Mexico)	89,375
630	Meredith Corp.	34,637
403	Scholastic Corp.(a)	14,061

		247,690

MEDICAL DEVICES - 0.2%
133	Intuitive Surgical, Inc.(a)	43,159

MEDICAL INSTRUMENTS - 0.1%
521	Zimmer Holdings, Inc.(a)	34,464

METALS & MINING - 2.6%
2,039	Aluminum Corp.of China Ltd. ADR (China)	103,255
1,751	AngloGold Ashanti Ltd. ADR (South Africa)	74,960
484	BHP Billiton Ltd. ADR (Australia)	33,899
242	Brush Engineered Materials, Inc.(a)	8,959
93	Cleveland-Cliffs, Inc.	9,375
225	Companhia Siderurgica Nacional S.A. ADR (Brazil)	20,153
553	Freeport-McMoRan Copper & Gold, Inc.	56,649
5,326	Gold Fields Ltd. ADR (South Africa)	75,629
7,297	Harmony Gold Mining Co. Ltd. ADR (South Africa)(a)	75,232
878	Nucor Corp.	51,995
437	POSCO ADR (South Korea)(a)	65,729
96	Rio Tinto Plc. ADR (United Kingdom)	40,311
2,821	Sterlite Industries India Ltd. ADR (India)(a)	73,544
200	United States Steel Corp.	24,182

		713,872

MULTILINE RETAIL - 0.5%
2,769	Kohl’s Corp.(a)	126,820

MULTI-UTILITIES - 0.1%
681	Integrys Energy Group, Inc.	35,201

MULTI-UTILITIES & UNREGULATED POWER - 0.2%
879	Energen Corp.	56,458

OIL & GAS - 0.7%
1,461	Range Resources Corp.	75,037
1,802	Sunoco, Inc.	130,537

		205,574

OIL, GAS & CONSUMABLE FUELS - 1.9%
486	Cabot Oil & Gas Corp.	19,620
1,236	Chevron Corp.	115,356
409	ConocoPhillips	36,114
791	Exxon Mobil Corp.	74,109
1,216	Marathon Oil Corp.	74,006
192	Occidental Petroleum Corp.	14,782
518	Overseas Shipholding Group, Inc.	38,555
174	Petroleo Brasileiro S.A. ADR (Brazil)	20,052
502	Valero Energy Corp.	35,155
1,996	XTO Energy, Inc.	102,514

		530,263

PAPER & FOREST PRODUCTS - 0.3%
1,252	Aracruz Celulose S.A. (Brazil)(b)	93,086

PERSONAL PRODUCTS - 1.1%
3,532	The Estee Lauder Companies, Inc.	154,030
850	NBTY, Inc.(a)	23,290
3,424	USANA Health Sciences, Inc.(a)	126,962

		304,282

PHARMACEUTICALS - 1.3%
3,364	Bradley Pharmaceuticals, Inc.(a)	66,271
933	Genzyme Corp.(a)	69,452
1,262	King Pharmaceuticals, Inc.(a)	12,923
1,592	Shire Pharmaceuticals Plc. ADR (United Kingdom)	109,768
2,272	Teva Pharmaceutical Industries Ltd. ADR (Israel)	105,603

		364,017

REAL ESTATE INVESTMENT TRUSTS - 0.1%
207	Boston Properties, Inc.	19,005

RETAIL - FOOD - 0.3%
2,776	Schering Plough Corp.	73,953

ROAD & RAIL - 1.0%
172	Burlington Northern Santa Fe Corp.	14,316
5,008	Old Dominion Freight Line, Inc.(a)	115,735
1,120	Union Pacific Corp.	140,694

		270,745

The accompanying notes are an integral part of these financial statements

11  DIREXION EVOLUTION VP FUNDS

Evolution VP All-Cap Equity Fund
Schedule of Investments (continued)
December 31, 2007

Shares		Value
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT - 4.7%
723	Advanced Energy Industries, Inc.(a)	$9,457
6,537	Altera Corp.	126,295
4,012	ASML Holding N.V. ADR (Netherlands)	125,535
1,003	Brooks Automation, Inc.(a)	13,250
829	Cohu, Inc.	12,684
5,206	Diodes, Inc.(a)	156,544
5,233	Intevac, Inc.(a)	76,088
472	JA Solar Holdings Co., Ltd. ADR (China)(a)	32,950
3,037	Lam Research Corp.(a)	131,289
711	LDK Solar Co., Ltd. ADR (China)(a)	33,424
2,543	Linear Technology Corp.	80,944
2,247	MEMC Electronic Materials, Inc.(a)	198,837
700	MKS Instruments, Inc.(a)	13,398
3,931	NVIDIA Corp.(a)	133,733
4,155	Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	41,384
3,383	Varian Semiconductor, Inc.(a)	125,171

		1,310,983

Software - 5.5%
4,940	Autodesk, Inc.(a)	245,814
2,750	Blackbaud, Inc.	77,110
333	Business Objects S.A. ADR (France)(a)	20,280
4,540	Cadence Design Systems, Inc.(a)	77,225
888	FactSet Research Systems, Inc.	49,462
7,041	Informatica Corp.(a)	126,879
633	JDA Software Group, Inc.(a)	12,951
1,059	MICROS Systems, Inc.(a)	74,299
2,067	Microsoft Corp.	73,585
10,814	Oracle Corp.(a)	244,180
4,080	Quality Systems, Inc.	124,399
3,582	Red Hat, Inc.(a)	74,649
1,182	Salesforce.com, Inc.(a)	74,100
2,445	SAP AG ADR (Germany)	124,817
3,228	SPSS, Inc.(a)	115,918
565	Sybase, Inc.(a)	14,741

		1,530,409

SPECIALTY RETAIL - 1.2%
863	Abercrombie & Fitch Co.	69,014
2,809	American Eagle Outfitters, Inc.	58,343
197	Autozone, Inc.(a)	23,622
3,721	CarMax, Inc.(a)	73,490
909	The Cato Corp.	14,235
336	Jos. A. Bank Clothiers, Inc.(a)	9,559
339	Men’s Wearhouse, Inc.	9,146
2,209	O’Reilly Automotive, Inc.(a)	71,638

		329,047

SURGICAL AND MEDICAL INSTRUMENTS AND APPARATUS - 0.1%
759	Symmetry Medical, Inc.(a)	13,229

TEXTILES, APPAREL & LUXURY GOODS - 2.0%
6,843	Coach, Inc.(a)	209,259
4,039	Crocs, Inc.(a)	148,676
1,912	Nike, Inc.	122,827
313	Polo Ralph Lauren Corp.	19,340
3,565	Skechers U.S.A., Inc.(a)	69,553

		569,655

TRADING COMPANIES & DISTRIBUTORS - 0.4%
2,262	Applied Industrial Technologies, Inc.	65,643
490	W.W. Grainger, Inc.	42,885

		108,528

WATER UTILITIES - 0.1%
708	Companhia de Saneamento Basico ADR (Brazil)	33,276

WIRELESS TELECOMMUNICATION SERVICES - 1.5%
328	America Movil S.A.B. de C.V. ADR (Mexico)	20,136
1,759	American Tower Corp.(a)	74,933
395	China Mobile Hong Kong Ltd. ADR (Hong Kong)	34,314
1,547	Leap Wireless International, Inc.(a)	72,152
1,283	Mobile TeleSystems ADR (Russia)	130,597
453	Vimpel-Communications ADR (Russia)	18,845
1,247	SK Telecom Co., Ltd. ADR (South Korea)	37,210
914	Vodafone Group Plc. ADR (United Kingdom)	34,110

		422,297

	TOTAL COMMON STOCKS (Cost $19,481,959)	$20,361,416

INVESTMENT COMPANIES - 5.1%
4,734	iShares MSCI Emerging Markets Index Fund	711,283
2,827	iShares S&P Latin American 40 Index Fund	703,273

	TOTAL INVESTMENT COMPANIES (Cost $1,426,568)	$1,414,556

Principal
Amount

SHORT TERM INVESTMENTS - 23.7%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 23.7%

$6,600,000	Federal Home Loan Bank Discount Note, 1.02%, 1/02/2008	6,600,000

The accompanying notes are an integral part of these financial statements

DIREXION EVOLUTION VP FUNDS  12

Evolution VP All-Cap Equity Fund
Schedule of Investments (continued)
December 31, 2007

Shares		Value
MONEY MARKET FUNDS - 0.0%
$5,102	Federated Prime Obligations Fund	$5,102

	TOTAL SHORT TERM INVESTMENTS (Cost $6,605,102)	$6,605,102

	TOTAL INVESTMENTS (Cost $27,513,629) - 101.9%	$28,381,074

	Liabilities in Excess of Other Assets—(1.9)%	(516,460)

	TOTAL NET ASSETS - 100.0%	$27,864,614

Percentages are stated as a percent of net assets.

ADR American Depository Receipt

(a)	Non Income Producing

(b)	Foreign Issued Security

CONCENTRATION BY COUNTRY

Country	% of Net Assets

United States of America	88.5
China	1.7
Brazil	1.7
Netherlands	1.4
South Africa	0.8
Bermuda	0.7
Germany	0.7
Russia	0.7
United Kingdom	0.7
South Korea	0.6
Mexico	0.6
Japan	0.5
Israel	0.4
India	0.3
Taiwan	0.3
Luxembourg	0.3
Sweden	0.3
Finland	0.3
Columbia	0.3
Singapore	0.3
Canada	0.3
Australia	0.1
Hong Kong	0.1
France	0.1
Ireland	0.1
Venezuelaˆ	0.0

101.9%

ˆ Less than .05%.

The accompanying notes are an integral part of these financial statements

13  DIREXION EVOLUTION VP FUNDS

Statements of Assets and Liabilities
December 31, 2007

	Evolution VP Managed	Evolution VP All-Cap
	Bond Fund	Equity Fund

Assets:
Investments, at market value (Note 2)	$11,789,961	$28,381,074
Cash	2,049	293
Receivable for investments sold	179,049	174,776
Receivable for Fund shares sold	137	—
Dividends and interest receivable	35,578	49,213
Other assets	644	1,189

Total Assets	12,007,418	28,606,545

Liabilities:
Payable for investments purchased	193,421	669,185
Payable for Fund shares redeemed	1,091	3,153
Accrued distribution expense	2,587	6,146
Accrued advisory expense	10,430	5,752
Accrued expenses and other liabilities	32,838	57,695

Total Liabilities	240,367	741,931

Net Assets	$11,767,051	$27,864,614

Net Assets Consist Of:
Capital stock	$11,868,700	$26,784,782
Accumulated undistributed net investment income	469,925	—
Accumulated undistributed net realized gain (loss)	(758,437)	212,387
Net unrealized appreciation/(depreciation) on:
Investments	186,863	867,445

Total Net Assets	$11,767,051	$27,864,614

Calculation of Net Asset Value Per Share:
Net assets	$11,767,051	$27,864,614
Shares outstanding
(unlimited shares of beneficial interest authorized, no par value)	599,025	1,106,073
Net asset value, redemption price and offering price per share	$19.64	$25.19

Cost of Investments	$11,603,098	$27,513,629

The accompanying notes are an integral part of these financial statements

14  DIREXION EVOLUTION VP FUNDS

Statements of Operations
For the Year Ended December 31, 2007

	Evolution VP Managed	Evolution VP All-Cap
	Bond Fund	Equity Fund

Investment income:
Dividend income (net of foreign withholding tax of $0 and $4,333, respectively)	$473,874	$272,965
Interest income	224,059	221,776

Total investment income	697,933	494,741

Expenses:
Investment advisory fees	124,180	286,840
Distribution expenses	31,045	71,710
Administration fees	6,288	12,087
Shareholder servicing fees	33,999	73,616
Fund accounting fees	10,286	33,337
Custody fees	3,494	7,776
Professional fees	23,845	40,412
Reports to shareholders	10,320	9,315
Directors’ fees and expenses	831	830
Other	11,749	19,194

Total expenses before reimbursement	256,037	555,117
Less: Reimbursement of expenses by Adviser	(8,065)	—
Plus: Recoupment of previously reimbursed expenses	—	18,563

Total expenses	247,972	573,680

Net investment income (loss)	449,961	(78,939)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(385,925)	3,221,192
Futures	(778)	(1,625,439)
Swaps	(7,983)	—

	(394,686)	1,595,753

Capital gain distributions from regulated investment companies	3,333	—

Change in unrealized appreciation (depreciation) on: Investments	71,417	(685,109)

Net realized and unrealized gain (loss) on investments	(319,936)	910,644

Net increase in net assets resulting from operations	$130,025	$831,705

The accompanying notes are an integral part of these financial statements

DIREXION EVOLUTION VP FUNDS  15

Statements of Changes in Net Assets

	Evolution VP Managed Bond Fund		Evolution VP All-Cap Equity Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2007	December 31, 2006	December 31, 2007	December 31, 2006

Operations:
Net investment income (loss)	$449,961	$288,211	$(78,939)	$80,263
Net realized gain (loss) on investments	(394,686)	(110,474)	1,595,753	811,720
Capital gain distributions from regulated investment companies	3,333	—	—	—
Change in unrealized appreciation (depreciation) on investments	71,417	95,186	(685,109)	1,121,731

Net increase (decrease) in net assets resulting from operations	130,025	272,923	831,705	2,013,714

Distributions to shareholders:
Net investment income	(347,306)	(30,745)	(78,978)	(4,381)
Net realized gains	—	—	(1,319,400)	(358,497)

Total distributions	(347,306)	(30,745)	(1,398,378)	(362,878)

Capital share transactions:
Proceeds from shares sold	2,510,649	10,112,920	8,391,398	19,734,601
Proceeds from shares issued to holders in reinvestment of distributions	347,305	30,745	1,398,379	362,878
Cost of shares redeemed	(4,113,820)	(1,342,210)	(8,562,377)	(2,524,896)

Net increase in net assets resulting from capital share transactions	(1,255,866)	8,801,455	1,227,400	17,572,583

Total increase (decrease) in net assets	(1,473,147)	9,043,633	660,727	19,223,419

Net assets:
Beginning of period	13,240,198	4,196,565	27,203,887	7,980,468

End of period	$11,767,051	$13,240,198	$27,864,614	$27,203,887

Accumulated undistributed net investment income (loss), end of period	$469,925	$347,303	$—	$78,969

The accompanying notes are an integral part of these financial statements

16  DIREXION EVOLUTION VP FUNDS

Financial Highlights

	Evolution VP Managed Bond Fund
	Year Ended	Year Ended	Year Ended	July 1, 2004[1] to
	December 31, 2007	December 31, 2006	December 31, 2005	December 31, 2004

Per share data:
Net asset value, beginning of year	$20.00	$19.61	$20.76	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.73	0.63	0.67 [6]	0.32
Net realized and unrealized gain (loss) on investments	(0.51)	(0.19)	(1.54)	0.44

Total from investment operations	0.22	0.44	(0.87)	0.76

Less distributions:
Dividends from net investment income	(0.58)	(0.05)	(0.25)	—
Distributions from realized gains	—	—	(0.03)	—

Total distributions	(0.58)	(0.05)	(0.28)	—

Net asset value, end of year	$19.64	$20.00	$19.61	$20.76

Total return[8]	1.14%	2.23%	(4.19)%	3.80%[2]
Supplemental data and ratios:
Net assets, end of period	$11,767,051	$13,240,198	$4,196,565	$753,551
Ratio of net expenses to average net assets excluding short dividends:
Before expense reimbursement/recoupment	2.06%	2.55%	4.69%	23.17%[3]
After expense reimbursement/recoupment	2.00%	2.00%	2.00%	2.00%[3]
Ratio of net expenses to average net assets including short dividends:
Before expense reimbursement/recoupment	—	—	4.93%	—[3]
After expense reimbursement/recoupment	—	—	2.24%	—[3]
Ratio of net investment income (loss) to average net assets including short dividends:
Before expense reimbursement/recoupment	3.56%	2.64%	0.68%	(17.98)%[3]
After expense reimbursement/recoupment	3.62%	3.19%	3.37%[7]	3.19%[3]
Portfolio turnover rate[5]	958%	954%	978%	7%[2]

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[6]	Net investment income (loss) before dividends on short positions for the year ended December 31, 2005 was $0.72 for the Evolution VP Managed Bond Fund.

[7]	The net investment income (loss) ratio included dividends on short positions. The ratio excluding dividends on short positions for the year ended December 31, 2005 was 3.60% for the Evolution VP Managed Bond Fund.

[8]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes or any fees and expenses imposed under the Contracts and Plans, which would increase overall fees and expenses. Please refer to your Contract or Plan prospectus for a description of those fees and expenses.

The accompanying notes are an integral part of these financial statements

DIREXION EVOLUTION VP FUNDS  17

Financial Highlights

	Evolution VP All-Cap Equity Fund
	Year Ended	Year Ended	Year Ended	July 1, 2004[1] to
	December 31, 2007	December 31, 2006	December 31, 2005	December 31, 2004

Per share data:
Net asset value, beginning of year	$25.71	$23.12	$21.06	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.07)	0.11	0.03	(0.15)
Net realized and unrealized gain (loss) on investments	0.88	2.83	2.03	1.21

Total from investment operations	0.81	2.94	2.06	1.06

Less distributions:
Dividends from net investment income	(0.08)	(0.00)[6]	—	—
Distributions from realized gains	(1.25)	(0.35)	—	—

Total distributions	(1.33)	(0.35)	—	—

Net asset value, end of year	$25.19	$25.71	$23.12	$21.06

Total return[7]	3.11%	12.70%	9.78%	5.30%[2]
Supplemental data and ratios:
Net assets, end of period	$27,864,614	$27,203,887	$7,980,468	$1,043,923
Ratio of net expenses to average net assets:
Before expense reimbursement/recoupment	1.94%	2.09%	3.84%	20.13%[3]
After expense reimbursement/recoupment	2.00%	2.00%	2.00%	2.00%[3]
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement/recoupment	(0.21)%	0.35%	(1.72)%	(19.66)%[3]
After expense reimbursement/recoupment	(0.27)%	0.44%	0.12%	(1.53)%[3]
Portfolio turnover rate[5]	1,018%	909%	1,001%	2%[2]

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[6]	Amount less than $0.005 per share.

[7]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes or any fees and expenses imposed under the Contracts and Plans, which would increase overall fees and expenses. Please refer to your Contract or Plan prospectus for a description of those fees and expenses.

The accompanying notes are an integral part of these financial statements

18  DIREXION EVOLUTION VP FUNDS

Evolution VP Managed Bond Fund
Evolution VP All-Cap Equity Fund
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2007

1.	ORGANIZATION

Direxion Insurance Trust (the “Trust”) was organized as a Massachusetts business trust on December 28, 1999 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has three series in operation of which two are included in this report, the Evolution VP Managed Bond Fund and the Evolution VP All-Cap Equity Fund (each a “Fund” and collectively, the “Funds”). Each Fund is a “non-diversified” series of the Trust pursuant to the 1940 Act. The Trust offers shares to unaffiliated life insurance separate accounts (registered as unit investment trusts under the 1940 Act) to fund the benefits under variable annuity and variable life contracts. The Evolution VP Managed Bond Fund and Evolution VP All-Cap Equity Fund commenced operations on July 1, 2004.

The objective of the Evolution VP Managed Bond Fund is to seek the highest appreciation on an annual basis consistent with a high tolerance for risk by investing at least 80% of its assets (plus any borrowing for investment purposes) in fixed-income securities indirectly through securities that invest in or are a derivative of fixed-income securities, including exchange traded funds (“ETFs”) and closed-end investment companies (collectively, fixed-income securities). The objective of the Evolution VP All-Cap Equity Fund is to seek the highest appreciation on an annual basis consistent with a high tolerance for risk by investing at least 80% of its assets (plus any borrowing for investment purposes) in equity securities either directly through individual stocks and American Depository Receipts (“ADRs”) or indirectly through securities that invest in or are a derivative of equity securities.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles.

a) Investment Valuation – Equity securities, OTC securities, swap agreements, closed-end investment companies, options, futures, and options on futures are valued at their last sales price, or if not available, the average of the last bid and asked prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price (“NOCP”). Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the amortized cost method. Other debt securities are valued by using the closing bid and asked prices provided by the Funds’ pricing service or, if such services are unavailable, by a pricing matrix method. Securities for which reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Funds’ pricing service provides valuation that in the judgment of Rafferty Asset Managements, LLC (the “Adviser”) does not represent fair value, or the Fund or Adviser believes the market price is stale will be fair valued as determined by the Adviser under the supervision of the Board of Trustees.

b) Repurchase Agreements – Each Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Fund receives, as collateral, cash and/or securities (primarily U.S. government securities) whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

c) Swap Contracts – Each Fund may enter into equity swap contacts. Standard swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). The Fund’s obligations are accrued daily (offset by any amounts owed to the funds.)

In a “long” swap agreement, the counterparty will generally agree to pay the Funds the amount, if any, by which the notional amount of swap contract would have increased in value if the Funds had been invested in the particular securities, plus dividends that would have been received on those

DIREXION EVOLUTION VP FUNDS  19

securities. The Funds will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities or other underlying securities. The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Fund’s custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Funds on the notional amount are recorded as “unrealized gains or losses on swaps and futures” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps and futures.” Swap contracts are collateralized by the securities and cash of each particular Fund.

Each Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the value of the swap, plus, in certain instances, the Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

Swap contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statements of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure that each Fund has under the swap contract. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying securities and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap contract in the event of default or bankruptcy of a swap contract counterparty.

d) Short Positions – Each Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of short positions may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily.

e) Risks of Options, Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate all cash, cash equivalents and liquid securities as collateral for written options, futures contracts and short positions.

f) Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

g) Security Transactions – Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

h) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income

20  DIREXION EVOLUTION VP FUNDS

and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income and excise taxes.

i) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to each series, such as Advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust’s series in proportion to their respective net assets.

j) Distributions to Shareholders – Each Fund generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Distributions to shareholders are recorded on the ex-dividend date. Each Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividend paid deduction.

The tax character of distributions for the Funds during the years ended December 31, 2007 and December 31, 2006, were as follows:

	Evolution VP		Evolution VP
	Managed Bond Fund		All-Cap Equity Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006

Distributions paid from:
Ordinary Income	$347,306	$30,745	$1,326,536	$362,670
Long-term capital gain	—	—	71,842	208

Total distributions paid	$347,306	$30,745	$1,398,378	$362,878

As of December 31, 2007, the components of distributable earnings of the Funds on a tax basis were as follows:

	Evolution VP	Evolution VP
	Managed	All-Cap
	Bond Fund	Equity Fund

Cost basis of investments for federal income tax purposes	$11,734,554	$29,629,239

Unrealized Appreciation	208,723	1,216,506
Unrealized Depreciation	(153,316)	(2,464,671)

Net unrealized appreciation/(depreciation)	55,407	(1,248,165)

Undistributed ordinary income/(loss)	469,817	2,691,019
Undistributed long-term gain/(loss)	—	—

Distributable earnings	469,817	2,691,019

Other Accumulated gain/(loss)	(626,873)	(363,022)

Total Accumulated earnings	$(101,649)	$1,079,832

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales.

k) Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

DIREXION EVOLUTION VP FUNDS  21

3.	CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Funds during the years ended December 31, 2007 and December 31, 2006 were as follows:

	Evolution VP		Evolution VP
	Managed Bond Fund		All-Cap Equity Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006

Shares sold	126,197	514,029	316,075	798,745
Shares issued to holders in reinvestment of distributions	17,875	1,537	55,098	14,022
Shares redeemed	(207,080)	(67,489)	(323,161)	(99,872)

Total increase (decrease) from capital share transactions	(63,008)	448,077	48,012	712,895

4.	INVESTMENT TRANSACTIONS

During the year ended December 31, 2007, the aggregate purchases and sales of investments (excluding short-term investments) for each Fund were as follows:

	Evolution VP	Evolution VP
	Managed	All-Cap
	Bond Fund	Equity Fund

Purchases	$81,879,306	$253,486,296
Sales	80,541,612	260,443,442

There were no purchases or sales of long-term U.S. Government securities during the period ended December 31, 2007.

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31st. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year any net capital losses incurred between November 1st and the end of their fiscal year.

At October 31, 2007 the Evolution VP Managed Bond Fund deferred, on a tax basis, post-October losses of $(157,402).

As of December 31, 2007, the Evolution VP Managed Bond Fund had capital loss carryforwards on a tax basis of:

Capital Loss
Carryover	Expires

$(143,203)	2013
(38,577)	2014
(280,466)	2015

To the extent that the Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryover.

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. U.S. generally accepted accounting principles require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

On the Statements of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

	Accumulated	Undistributed Net
	Net Realized	Investment
	Gain/(Loss)	Income/(Loss)	Paid-in Capital

Evolution VP Managed Bond Fund	$(19,967)	$19,967	$—
Evolution VP All-Cap Equity Fund	$(668,856)	$78,948	$589,908

Differences are primarily due to income tax treatment of certain security investments and the reclass of distributions paid.

5.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an investment advisory agreement with the Adviser. The Adviser receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund’s average daily net assets. In addition, the Adviser has entered into a sub-advisory agreement related to the Evolution VP Managed Bond Fund and the Evolution VP All-Cap Equity Fund with Flexible Plan Investments, Ltd., whereby the sub-

22  DIREXION EVOLUTION VP FUNDS

adviser will direct investment activities of the Funds. The Adviser pays, out of the management fees it receives from the Funds, a fee for these sub-advisory services. For the year ended December 31, 2007, the Adviser has voluntarily agreed to pay all operating expenses (excluding dividends on short positions), in excess of the annual cap on expenses presented below as applied to each Fund’s average daily net assets. Because this is a voluntary waiver, the Adviser may change or end the waiver at any time. The Adviser may recover from the Funds the expenses paid in excess of the annual cap on expenses for the three previous years, as long as the recovery does not cause the Fund to exceed such annual cap on expenses. For the year ended December 31, 2007, the Adviser paid or recouped the following expenses:

	Evolution VP	Evolution VP
	Managed	All-Cap
	Bond Fund	Equity Fund

Annual Advisory rate	1.00%	1.00%
Annual cap on expenses	2.00%	2.00%
Expenses paid in excess of annual cap on expenses - 2007	$8,065	$—
Adviser expense waiver recovery - 2007	$—	$18,563

Remaining expenses subject to potential recovery expiring in:

	Evolution VP	Evolution VP
	Managed	All-Cap
	Bond Fund	Equity Fund

2008	$60,627	$66,665
2009	49,690	16,813
2010	8,065	—

Total	$118,382	$83,478

Shares of the Evolution VP Managed Bond and the Evolution VP All-Cap Equity Funds are subject to an annual Rule 12b-1 fee of up to 0.25% of Fund’s average daily net assets. The Rule 12b-1 fees are to pay the insurance company of the plan sponsor for its services for servicing shareholder accounts. Because the fees are paid out of each Fund’s net assets on an ongoing basis, the cost of an investment in a Fund will increase over time.

The Adviser paid directly all offering costs and organizational expenses associated with the registration and seeding of each Fund.

Rafferty Capital Markets, LLC (the “Distributor”) serves as principal underwriter of the Funds and acts as the Funds’ distributor in a continuous public offering of the Funds’ shares. During the year ended December 31, 2007, the Evolution VP Managed Bond Fund and the Evolution All-Cap Equity Fund incurred expenses of $31,045 and $71,710, respectively under Rule 12b-1. The fee is paid to the Distributor for expenses incurred for distribution-related activities. The Distributor is an affiliate of the Adviser.

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Fund’s maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

6.	FINANCIAL ACCOUNTING STANDARDS BOARD INTERPRETATION NO. 48

In July 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required as of the date of the last Net Asset Value (“NAV”) calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.

DIREXION EVOLUTION VP FUNDS  23

FIN 48 requires the Funds to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. As of December 31, 2007, open Federal and state income tax years include the tax years ended December 31, 2004 through December 31, 2007. The Funds have no examinations in progress.

The Funds have reviewed all open tax years and concluded that the adoption of FIN 48 resulted in no effect to the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end December 31, 2007. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

7.	NEW ACCOUNTING PRONOUNCEMENT

In September 2006, FASB issued its new Standard No. 157, Fair Value Measurements (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier adoption is permitted. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

24  DIREXION EVOLUTION VP FUNDS

Report of Independent Registered Public Accounting Firm

To the Shareholders and
Board of Trustees of Direxion Insurance Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Direxion Insurance Trust (comprising Evolution VP Managed Bond Fund and Evolution VP All-Cap Equity Fund) (the “Funds”), as of December 31, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from July 1, 2004 (commencement of operations) to December 31, 2004. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Evolution VP Managed Bond Fund and Evolution VP All-Cap Equity Fund of Direxion Insurance Trust at December 31, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from July 1, 2004 (commencement of operations) to December 31, 2004 in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois
February 21, 2008

DIREXION EVOLUTION VP FUNDS  25

Additional Information (Unaudited)

The Internal Revenue Code requires that shareholders be notified within 60 days of the Funds’ fiscal year-end of certain information regarding long-term capital gains, qualified dividend income and the dividends received deduction for corporate shareholders. This data is informational only. Every year in January, shareholders are sent a Form 1099-DIV, which provides the federal tax status of dividends and distributions received during the calendar year. Shareholders are advised to consult their own tax advisor with respect to the specific tax consequences in the Funds.

Each Fund hereby designates the following amounts as long-term capital gain distributions for purposes of the dividends paid deduction (including earnings and profits distributed to shareholders on redemption of Fund shares), during the fiscal year ended December 31, 2007.

Evolution VP Managed Bond Fund	$—
Evolution VP All-Cap Equity Fund	$71,842

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year ended December 31, 2007, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth ax Relief Act of 2003. The percentage of dividends declared from ordinary income designated as qualified income was as follows:

Evolution VP Managed Bond Fund	0%
Evolution VP All-Cap Equity Fund	12.6%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2007 was as follows:

Evolution VP Managed Bond Fund	0%
Evolution VP All-Cap Equity Fund	12.6%

26  DIREXION EVOLUTION VP FUNDS

Investment Advisory and Subadvisory Agreement Approval

Provided below is a summary of certain of the factors the Board considered at its August 15, 2007 Board meeting in renewing: (i) the Advisory Agreement (“Advisory Agreement”) between Rafferty Asset Management, LLC (“Rafferty”) and the Direxion Insurance Trust (the “Trust”); and (ii) the Subadvisory Agreement (“Subadvisory Agreement”) between Rafferty and Flexible Plan Investments, Inc. (the “Subadviser” or “Flexible”), on behalf of Evolution VP Managed Bond Fund and Evolution VP All-Cap Equity Fund (each, a “Fund”).

The Board did not identify any particular information that was most relevant to its consideration to approve the continuance of the Advisory Agreement and the Subadvisory Agreement for each Fund (the “Agreements”) and each Trustee may have afforded different weight to the various factors. In determining whether to approve the continuance of the Agreements, the Board considered the best interests of each Fund separately. In addition, the Board noted that the Trustees have considered various reports and information provided throughout the year at their regular Board meetings and otherwise. While the Agreements for each Fund were considered at the same Board meeting, the Board considered each Fund’s investment advisory and investment subadvisory relationship separately.

In determining whether to approve the continuance of the Agreements for each Fund, the Board considered, among other things, the following factors: (1) the nature and quality of the services provided; (2) the investment performance of the Fund; (3) the cost to Rafferty and Flexible of providing services and the profitability of the advisory business to Rafferty and Flexible, if such information was provided; (4) the extent to which economies of scale have been taken into account in setting fee schedules; (5) whether fee levels reflect these economies of scale, if any, for the benefit of Fund shareholders; (6) comparisons of services and fees with contracts entered into by Rafferty and Flexible with other clients (such as pension funds and other institutional investors), if any; and (7) other benefits derived or anticipated to be derived by Rafferty or Flexible from its relationships with the Fund.

Nature, Extent and Quality of Services Provided.  The Board reviewed the nature, extent and quality of the services provided under the Advisory Agreements by Rafferty. The Board noted that Rafferty has provided services to the Funds since their inception. The Board also noted that Rafferty trades efficiently with low commission schedules, which helps improve performance results. The Board considered Rafferty’s representation that it has the financial resources and appropriate staffing to manage the Funds and meet its expense reimbursement obligations, if any. The Board also considered Rafferty’s ongoing efforts to improve its compliance and control functions for the Funds, and noted that information concerning portfolio management and a report from the chief compliance officer are provided to the Board at its regularly scheduled quarterly Board meetings. The Board considered that Rafferty oversees all aspects of the operation of the Funds, including oversight of the Funds’ service providers and Flexible.

Regarding the Subadvisory Agreement with Flexible, the Board noted that there would be no change in the services provided by Flexible.

Based on these and other considerations the Board determined that, in the exercise of its business judgment, the nature, extent and quality of the services provided by Rafferty to the Funds under the Advisory Agreement and by Flexible under the Subadvisory Agreement were fair and reasonable.

Performance of the Funds.  The Board evaluated the performance of each Fund compared to its benchmark index for monthly periods and the year-to-date period ended July 31, 2007.

With respect to the Evolution VP Managed Bond Fund, the Board noted that the Fund underperformed its benchmark index for the year-to-date period.

With respect to the Evolution VP All-Cap Equity Fund, the Board noted that the Fund underperformed its benchmark index for the year-to-date period.

Costs of Services Provided to the Funds and Profits Realized.  The Board considered the overall fees paid to Rafferty on an annual basis since each Fund’s commencement of operations, including any fee waivers and recoupment of fees previously

DIREXION EVOLUTION VP FUNDS  27

waived. The Board also considered that Rafferty contractually agreed to limit the total expenses for each Fund via fee waivers and/or expense limitations. The Board also considered the overall profitability of Rafferty’s investment business and its representation that it does not assess profitability with respect to its services to individual Funds. Based on these considerations, the Board determined that, in the exercise of its business judgment, the costs of the services provided and the profits realized under the Agreements were fair and reasonable.

In considering the fees paid by Rafferty to Flexible, the Board considered Rafferty’s representation that the fees are higher than industry averages. The Board also noted that Rafferty negotiated the lowest fee that Flexible charges for comparable client accounts. In addition, Rafferty also negotiated breakpoints in subadvisory fees with Flexible. With respect to each Fund, the Board noted Flexible’s representation that it did not earn any pre- or post-tax profits.

Based on these considerations, the Board determined that, in the exercise of its business judgment, the costs of the services provided and the profits realized under the Agreements were fair and reasonable.

Economies of Scale.  The Board considered Rafferty’s representation that it believes that asset levels at this time are not sufficient to achieve economies of scale or warrant a reduction in fee rates or the addition of breakpoints. However, Rafferty noted that asset levels generally have increased due to sales and marketing efforts. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the reduction in fee rates or additions of breakpoints were not necessary at this time.

Other Benefits.  The Board considered Rafferty’s representation that its relationship with the Funds has permitted Rafferty to attract business to its non-mutual fund account. The Board also considered that Rafferty’s overall business with brokerage firms helps to lower commission rates and provide better execution for Fund portfolio transactions. In addition, the Board considered that Flexible has greater access to certain trust platforms due to its subadvisory services to the Evolution Funds. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the benefits were fair and reasonable.

Conclusion.  Based on, but not limited to, the above considerations and determinations, the Board determined that the Agreements for each Fund were fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously voted in favor of the continuance of the Agreements.

28  DIREXION EVOLUTION VP FUNDS

Direxion Funds
Trustees and Officers

The business affairs of each Fund are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set forth below. The SAI includes additional information about the Funds’ Trustee and Officers and is available without charge, upon request by calling 1-800-851-0511.

				# of	Other
	Position(s)		Principal	Portfolios in	Trusteeships/
	Held	Term of Office and	Occupation(s) During	Direxion Complex	Directorships
Name, Address and Age	with Fund	Length of Time Served	Past Five Years	Overseen by Trustee(2)	Held by Trustee

Interested Trustees
Lawrence C. Rafferty(1) Age: 65	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 1997	Chairman and Chief Executive Officer of Rafferty, 1997 — present; Chief Executive Officer of Rafferty Companies, LLC, 1996 — present; Chief Executive Officer of Rafferty Capital Markets, Inc., 1995 — present.	114	Board of Trustees, Fairfield University; Board of Directors, St. Vincent’s Services; Executive Committee, Metropolitan Golf Association

				# of	Other
	Position(s)		Principal	Portfolios in	Trusteeships/
	Held	Term of Office and	Occupation(s) During	Direxion Complex	Directorships
Name, Address and Age	with Fund	Length of Time Served	Past Five Years	Overseen by Trustee(2)	Held by Trustee

Non-Interested Trustees
Daniel J. Byrne Age: 63	Trustee	Lifetime of Trust until removal or resignation; Since 1997	President and Chief Executive Officer of Byrne Securities Inc., 1992 — present; Trustee, The Opening Word Program, Wyandanch, New York.	114	None

Gerald E. Shanley III Age: 64	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Business Consultant, 1985 — present; Trustee of Trust Under Will of Charles S. Payson, 1987 — present; C.P.A. 1979 — present.	114	None

John Weisser Age: 65	Trustee	Lifetime of Trust until removal or resignation; Since 2007	Retired, Since 1995; Salomon Brothers, Inc, 1971 — 1995, most recently as Managing Director.	114	MainStay VP Series Fund, Inc.

DIREXION EVOLUTION VP FUNDS  29

Direxion Funds
Trustees and Officers

				# of	Other
	Position(s)		Principal	Portfolios in	Trusteeships/
	Held	Term of Office and	Occupation(s) During	Direxion Complex	Directorships
Name, Address and Age	with Fund	Length of Time Served	Past Five Years	Overseen by Trustee(2)	Held by Trustee

Officers
Daniel D. O’Neill Age: 39	President;	One Year; Since 1999	Managing Director of Rafferty, 1999 — present.	N/A	None
	Chief Operating Officer and Chief Investment Officer;	One Year; Since 2006
	Chief Executive Officer	One Year; Since 2008

William Franca Age: 50	Executive Vice President — Head of Distribution	One Year; Since 2006	Senior Vice President — National Sales, Massachusetts Financial Services/SunLife Financial Distributors, 2002-2004; Executive Vice President, Distribution, SunLife, 2001-2002.	N/A	None

Todd Warren Age: 40	Chief Compliance Officer	One Year; Since 2007	Chief Legal Officer, Alaric Compliance Services, LLC, 2006 — present; CCO and General Counsel, Oracle Evolution LLC 2004-2006.	N/A	None

Todd Kellerman Age: 34	Chief Financial Officer	Once Year; Since 2007	Vice President of Corporate Development, Raven Holdings, Inc., 2003-2005; Business Consultant, 2002-2003; Senior Consultant — Business Consulting, Arthur Anderson, 1999-2000.	N/A	None

Stephen P. Sprague Age: 58	Treasurer and Controller	One Year; Since 1999	Chief Financial Officer of Rafferty for the past 5 years.	N/A	None

Eric W. Falkeis 615 East Michigan Street Milwaukee, WI 53202 Age: 34	Secretary	One Year; Since 2004	Vice President, U.S. Bancorp Fund Services LLC, 1997 — present.	N/A	None

(1)	Mr. Rafferty is affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and owns a beneficial interest in Rafferty.

(2)	The Direxion Complex consists of the Direxion Funds which currently offers for sale to the public 40 portfolios of the 69 currently registered with the SEC and the Direxion Insurance Trust which currently offers for sale 3 portfolios of the 45 currently registered with the SEC.

The address for all trustees and officers except Eric W. Falkeis is 33 Whitehall St., New York, NY 10004.

30  DIREXION EVOLUTION VP FUNDS

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ANNUAL REPORT DECEMBER 31, 2007

Advisor
Rafferty Asset Management, LLC
33 Whitehall St. 10th Floor
New York, NY 10004

Sub-Advisor
Flexible Plan Investments, Ltd.
3883 Telegraph Road
Bloomfield Hills, MI 48302

Administrator, Transfer Agent, Dividend Paying
Agent & Shareholding Servicing Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian
U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
233 S. Wacker Dr.
Chicago, IL 60606

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

The Fund files complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Direxion Insurance Trust

ANNUAL REPORT DECEMBER 31, 2007

33 Whitehall Street, 10th Floor            New York, New York 10004            (800) 851-0511

Dynamic VP HY Bond Fund

Letter to Shareholders	2

Performance Summary	3

Expense Example	4

Allocation of Portfolio Holdings	5

Schedule of Investments	6

Financial Statements	8

Financial Highlights	11

Notes to the Financial Statements	12

Report of Independent Registered Public Accounting Firm	18

Additional Information	19

Information on Board of Trustees and Officers	22

Letter to Shareholders

Dear Shareholders,

This Annual Report for the Direxion Funds covers the fiscal year January 1, 2007 to December 31, 2007 (the “Annual Period”).

For the Annual Period, the Dynamic VP HY Bond Fund (the “Fund”), which seeks to maximize total return by investing primarily in “lower quality” High Yield debt instruments and their derivatives, returned -1.77% on a total return basis compared with a return of 2.13% for the Lipper High Yield Bond Fund Index. During the Annual Period, the Fund was generally exposed to the credit markets using a credit derivative index. Volatility in the financial markets and a developing credit crunch negatively affected the performance of the Fund both outright and on a relative basis versus its peers. Much of the relative underperformance was generally attributable to a lack of interest rate exposure and poor relative performance of the credit derivative index. Positive performance of the Fund was driven by a rally in the credit derivative index and exposure to auto company credits. Income in the Fund was generally achieved by investing cash in a combination of high quality overnight repurchase agreements and coupon payments from the credit derivative index.

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Sincerely,

Daniel O’Neill	Todd Kellerman
Chief Investment Officer	Chief Financial Officer

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

The total annual fund operating expense ratio of the Dynamic VP HY Bond Fund is 1.63%, net of any fee, waivers or expense reimbursements.

An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. Investors considering an investment may obtain a prospectus by calling 1-800-851-0511. Investors should read the prospectus carefully for more complete information, including charges, expenses, and additional risks, before investing or sending money.

Distributed by: Rafferty Capital Markets, LLC
Date of First Use: February 29, 2008

Dynamic VP HY Bond Fund
February 1, 20051- December 31, 2007

	Average Annual
	Total Return[2]
			Since
	1 Year		Inception[1]

Dynamic VP HY Bond Fund	(1.77%	)	1.99%
Lehman Aggregate Bond Index	6.97%		4.48%
Lipper High Yield Bond Funds Index	2.13%		5.28%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the Lehman Aggregate Bond Index and the Lipper High Yield Bond Fund Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC, waived and/or recouped fees for various expenses. Had these waivers and/or recoupments not been in effect, performance during the current period would have been lower.

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

The total annual fund operating expense ratio of the Dynamic VP HY Bond Fund is 1.63%, net of any fee, waivers or expense reimbursements.

An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. Investors considering an investment may obtain a prospectus by calling 1-800-851-0511. Investors should read the prospectus carefully for more complete information, including charges, expenses, and additional risks, before investing or sending money.

Market Exposure
% of
Investment Type	Net Assets

Common Stocks	1.1%
Corporate Bonds	1.5%
Futures Contracts	—
Swap Contracts	75.4%

Total Exposure	78.0%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1 Commencement of operations was February 1, 2005.
2 As of December 31, 2007.

DIREXION DYNAMIC VP HY BOND FUND  3

Expense Example
December 31, 2007 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (July 1, 2007 — December 31, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. However, the example below does not include portfolio trading commissions and related expenses or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The tables below do not reflect any fees and expenses imposed under variable annuity contracts and variable life insurance policies (“Contracts”) and certain qualified pension and retirement plans (“Plans”), which would increase overall fees and expenses. Please refer to your Contract or Plan Prospectus for a description of those fees and expenses.

	Dynamic VP HY Bond Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	July 1, 2007 -
	July 1, 2007	December 31, 2007	December 31, 2007

Actual	$1,000.00	$984.10	$8.15
Hypothetical (5% return before expenses)	1,000.00	1,016.99	8.29

*	Expenses are equal to the Fund’s annualized expense ratio of 1.63%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

4  DIREXION DYNAMIC VP HY BOND FUND

Dynamic VP HY Bond Fund
Allocation of Portfolio Holdings (Unaudited)
December 31, 2007

The percentages in these graphs are calculated based on net assets

*	Cash and other assets less liabilities.

**	These are investment companies that primarily invest in this category of securities.

DIREXION DYNAMIC VP HY BOND FUND  5

Dynamic VP HY Bond Fund
Schedule of Investments
December 31, 2007

Shares		Value
COMMON STOCKS - 1.1%
AEROSPACE & DEFENSE - 1.0%

35,000	Bombardier, Inc. (Canada)(a)(c)	$212,067

OIL & GAS - 0.1%
400	Teekay Shipping Corp.	21,284

	TOTAL COMMON STOCKS (Cost $236,425)	$233,351

Principal Amount
CORPORATE BONDS - 1.5%
AUTO COMPONENTS - 1.1%
$250,000	Goodyear Tire & Rubber Co. 8.663%, 12/01/2009(b)(d)	253,125

FOOD PRODUCTS - 0.4%
100,000	Dole Food Co., Inc.
	7.250%, 06/15/2010(b)	91,500

	TOTAL CORPORATE BONDS (Cost $346,465)	$344,625

SHORT TERM INVESTMENTS - 83.2%
Shares
MONEY MARKET FUNDS - 83.2%
3,687,303	Dreyfus Government Cash Management	3,687,303
3,687,302	Evergreen Institutional U.S. Government Money Market Fund	3,687,302
3,687,302	Goldman Sachs Financial Square Government Fund	$3,687,302
3,687,302	SEI Daily Income Trust Government Fund	3,687,302
3,676,902	Federated Prime Obligations Fund	3,676,902

	TOTAL SHORT TERM INVESTMENTS (Cost $18,426,111)	$18,426,111

	TOTAL INVESTMENTS (Cost $19,009,001) - 85.8%	$19,004,087

	Assets in Excess of Other Liabilities - 14.2%	3,154,470

	TOTAL NET ASSETS - 100.0%	$22,158,557
Percentages are stated as a percent of net assets.

(a)	Non Income Producing

(b)	Callable

(c)	Foreign Issued Security

(d)	The coupon rate on this variable rate security represents the rate on December 31, 2007.

The accompanying notes are an integral part of these financial statements.

6  DIREXION DYNAMIC VP HY BOND FUND

Dynamic VP HY Bond Fund
Credit Default Swap Contracts
December 31, 2007

						Unrealized
		Buy/Sell	Pay/Receive	Notional	Termination	Appreciation/
Counterparty	Reference Entity	Protection	Fixed Rate	Amount	Date	(Depreciation)

Bank of America	Dow Jones CDX NA HY Index	Sell	3.75%	$9,000,000	12/20/2012	$1,082
Goldman Sachs & Co.	Dow Jones CDX NA HY Index	Sell	3.75%	3,000,000	12/20/2012	2,027
Morgan Stanley	Dow Jones CDX NA HY Index	Sell	3.75%	2,000,000	12/20/2012	(96,148)
Barclays	General Motors Corp.	Sell	2.39%	1,000,000	3/20/2010	(65,600)
Goldman Sachs & Co.	General Motors Corp.	Sell	5.20%	2,000,000	12/20/2012	(133,341)

				$17,000,000		$(291,980)

The accompanying notes are an integral part of these financial statements.

DIREXION DYNAMIC VP HY BOND FUND  7

Statement of Assets and Liabilities
December 31, 2007

Dynamic VP HY
Bond Fund

Assets:
Investments, at market value (Note 2)	$19,004,087
Receivable for Fund shares sold	1,019,062
Deposit at broker for swaps	2,940,000
Swap payments paid	10,000
Unrealized appreciation on swaps	3,109
Dividends and interest receivable	90,048
Other assets	539

Total Assets	23,066,845

Liabilities:
Payable for Fund shares redeemed	678
Payable to Custodian	10,287
Swap payments received	520,000
Unrealized depreciation on swaps	295,089
Accrued distribution expense	5,556
Accrued advisory expense	14,304
Accrued expenses and other liabilities	62,374

Total Liabilities	908,288

Net Assets	$22,158,557

Net Assets Consist of:
Capital stock	$22,739,584
Accumulated undistributed net investment income	1,064,614
Accumulated undistributed net realized gain (loss)	(1,348,747)
Net unrealized appreciation/(depreciation) on:
Investments	(4,914)
Swaps	(291,980)

Total Net Assets	$22,158,557

Calculation of Net Asset Value Per Share:
Net assets	$22,158,557
Shares outstanding
(unlimited shares of beneficial interest authorized, no par value)	1,134,989
Net asset value, redemption price and offering price per share	$19.52

Cost of Investments	$19,009,001

The accompanying notes are an integral part of these financial statements.

8  DIREXION DYNAMIC VP HY BOND FUND

Statement of Operations
For the Year Ended December 31 , 2007

Dynamic VP HY
Bond Fund

Investment income:
Dividend income	$4,381
Interest income	1,755,199

Total investment income	1,759,580

Expenses:
Investment advisory fees	236,584
Distribution expenses	78,861
Administration fees	12,056
Shareholder servicing fees	77,653
Fund accounting fees	12,616
Custody fees	12,383
Professional fees	43,923
Reports to shareholders	7,353
Directors’ fees and expenses	636
Other	30,923

Total expenses before waiver/recoupment	512,988

Total expenses	512,988

Net investment income	1,246,592

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	689,021
Futures	(366,029)
Swaps	169,471
Securities sold short	18,769

511,232

Change in unrealized appreciation (depreciation) on:
Investments	(576,476)
Swaps	(1,161,280)

(1,737,756)

Net realized and unrealized gain on investments	(1,226,524)

Net increase in net assets resulting from operations	$20,068

The accompanying notes are an integral part of these financial statements.

DIREXION DYNAMIC VP HY BOND FUND  9

Statements of Changes in Net Assets

	Dynamic VP HY Bond Fund
	Year Ended	Year Ended
	December 31, 2007	December 31, 2006

Operations:
Net investment income	$1,246,592	$1,663,824
Net realized gain (loss) on investments	511,232	(52,157)
Change in unrealized appreciation (depreciation) on investments	(1,737,756)	1,197,492

Net increase in net assets resulting from operations	20,068	2,809,159

Distributions to shareholders:
Net investment income	(1,258,795)	(1,883,085)

Total distributions	(1,258,795)	(1,883,085)

Capital share transactions:
Proceeds from shares sold	97,181,701	139,777,384
Proceeds from shares issued to holders in reinvestment of distributions	1,258,795	1,883,085
Cost of shares redeemed	(119,748,425)	(133,025,705)

Net increase in net assets resulting from beneficial interest transactions	(21,307,929)	8,634,764

Total increase (decrease) in net assets	(22,546,656)	9,560,838

Net assets:
Beginning of period	44,705,213	35,144,375

End of period	$22,158,557	$44,705,213

Accumulated undistributed net investment income, end of period	$1,064,614	$389,504

The accompanying notes are an integral part of these financial statements.

10  DIREXION DYNAMIC VP HY BOND FUND

Financial Highlights

	Dynamic VP HY Bond Fund
	Year Ended	Year Ended	February 1, 2005[1] to
	December 31, 2007	December 31, 2006	December 31, 2005

Per share data:
Net asset value, beginning of year/period	$20.43	$20.05	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.81	0.96	0.90
Net realized and unrealized gain (loss) on investments	(1.16)	0.27	(0.60)

Total from investment operations	(0.35)	1.23	0.30

Less distributions:
Dividends from net investment income	(0.56)	(0.85)	(0.25)

Total distributions	(0.56)	(0.85)	(0.25)

Net asset value, end of year/period	$19.52	$20.43	$20.05

Total return[6]	(1.77)%	6.21%	1.50%[2]
Supplemental data and ratios:
Net assets, end of year/period	$22,158,557	$44,705,213	$35,144,375
Ratio of net expenses to average net assets:
Before expense waiver/reimbursement	1.63%	1.68%	1.94%[3]
After expense waiver/reimbursement	1.63%	1.67%	1.74%[3]
Ratio of net investment income (loss) to average net assets:
Before expense waiver/reimbursement	3.95%	4.74%	4.78%[3]
After expense waiver/reimbursement	3.95%	4.75%	4.98%[3]
Portfolio turnover rate[5]	145%	538%	654%[2]

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[6]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes or any fees and expenses imposed under the Contracts and Plans, which would increase overall fees and expenses. Please refer to your Contract or Plan prospectus for a description of those fees and expenses.

The accompanying notes are an integral part of these financial statements

DIREXION DYNAMIC VP HY BOND FUND  11

Dynamic VP HY Bond Fund
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2007

1.	ORGANIZATION

Direxion Insurance Trust (the “Trust”) was organized as a Massachusetts business trust on December 28, 1999 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has three series in operation of which the Dynamic VP HY Bond Fund (the “Fund”) is included in this report. The Fund is a “non-diversified” series of the Trust pursuant to the 1940 Act. The Trust offers shares to unaffiliated life insurance separate accounts (registered as unit investment trusts under the 1940 Act) to fund the benefits under variable annuity and variable life contracts. The Dynamic VP HY Bond Fund commenced operations on February 1, 2005.

The objective of the Dynamic VP HY Bond Fund is to maximize total return (income plus capital appreciation) by investing primarily in debt instruments, including convertible securities, and derivatives of such instruments, with an emphasis on lower-quality debt instruments.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles.

a) Investment Valuation – Equity securities, OTC securities, swap agreements, closed-end investment companies, options, futures, and options on futures are valued at their last sales price, or if not available, the mean of the last bid and asked prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price (“NOCP”). Short-term debt securities with a maturity of 60 days or less and money market securities are valued at the amortized cost. Other debt securities are valued by using the mean prices provided by the Fund’s pricing service or, if such services are unavailable, by a pricing matrix method. Securities for which reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Fund’s pricing service provides valuation that in the judgment of Rafferty Asset Managements, LLC (the “Adviser”) does not represent fair value, or the Fund or Adviser believes the market price is stale will be fair valued as determined by the Adviser under the supervision of the Board of Trustees.

b) Repurchase Agreements – The Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Fund receives, as collateral, cash and/or securities (primarily U.S. government securities) whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

c) Swap Contracts – The Fund may enter into equity swap contacts. Standard swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). The Fund’s obligations are accrued daily (offset by any amounts owed to the Fund).

In a “long” swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities or other underlying securities. The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net

12  DIREXION DYNAMIC VP HY BOND FUND

asset value at least equal to such accrued excess is maintained in a segregated account by the Fund’s custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized gains or losses on swaps and futures” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps and futures.” Swap contracts are collateralized by the securities and cash of each particular Fund.

The Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the value of the swap, plus, in certain instances, the Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

The Fund may enter into credit default swaps. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a referenced entity, typically corporate issues on its obligation. The stream of payments is recorded as an unrealized gain or loss until payments are received and adjusted to include up-front payments recorded as a component of unrealized gain or loss on swaps. When payments are received or when the swap is sold or expires, the stream of payments is recognized as a component of realized gains or losses. The Fund may use the swaps to attempt to gain exposure to debt securities without actually purchasing those securities or to hedge a position. The Fund may purchase credit protection on the referenced entity of the credit default swap (“Buy Contract”) or provide credit protection on the referenced entity of the credit default swap (“Sale Contract”). If a credit event occurs, the maximum payout amount for a sale contract is limited to the notional amount of the swap contract (“Maximum Payout Amount”). At December 31, 2007, the Dynamic VP HY Bond Fund has Sale Credit Default Swap Contracts outstanding with Maximum Payout Amounts aggregating $17,000,000 with four counterparties, with net unrealized depreciation of $291,980, and varying terms of 3 and 5 years, as reflected in the schedule of investments. Maximum Payout Amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event.

Swap contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure that each Fund has under the swap contract. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying securities and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap contract in the event of default or bankruptcy of a swap contract counterparty.

d) Concentration of Risk – The Fund invests in the Dow Jones CDX High Yield Note (“CDX”), which represents a trust of pooled investments. The CDX invests in a portfolio of credit default swap agreements and a repurchase agreement. Credit default swap agreements involve commitments to pay/receive a fixed interest rate in exchange for receipt/payment of the referenced obligation if a credit event affecting the referenced obligation occurs. The CDX is providing credit protection to the counterparties of the respective credit default swap agreements in exchange for a fixed interest rate payment, therefore there is credit risk with respect to the referenced entities of these credit default swap agreements. If a credit event occurs to a referenced entity, the Fund’s principal amount in the CDX will be reduced by its pro-rata interest in the respective credit default swap agreement. A credit event may include a failure to pay interest or principal, bankruptcy, or restructuring. Any recoverable amounts of the liquidation of the referenced obligation will be allocated pro rata to the holders of the CDX.

e) Short Positions – The Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of short positions may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily.

f) Risks of Options, Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and

DIREXION DYNAMIC VP HY BOND FUND  13

movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate all cash, cash equivalents and liquid securities as collateral for written options, futures contracts and short positions.

g) Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

h) Security Transactions – Investment transactions are recorded on trade date. The Fund determines the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

i) Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income and excise taxes.

j) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, is recognized on an accrual basis. The Fund is charged for those expenses that are directly attributable to each series, such as Advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust’s series in proportion to their respective net assets.

k) Distributions to Shareholders – The Fund generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions for the Dynamic VP HY Bond Fund during the years ended December 31, 2007 and December 31, 2006, were as follows:

	Dynamic VP HY Bond Fund
	Year Ended	Year Ended
	December 31,	December 31,
	2007	2006

Distributions paid from:
Ordinary Income	$1,258,795	$1,883,085
Long-term capital gain	—	—

Total distributions paid	$1,258,795	$1,883,085

As of December 31, 2007, the components of distributable earnings of the Fund on a tax basis were as follows:

Dynamic VP HY
Bond Fund

Cost basis of investments for federal income tax purposes	$19,011,187

Unrealized Appreciation	30,365
Unrealized Depreciation	(37,465)

Net unrealized appreciation/(depreciation)	(7,100)

Undistributed ordinary income/(loss)	772,632
Undistributed long-term gain/(loss)	—

Distributable earnings	772,632

Other Accumulated gain/(loss)	(1,346,559)

Total Accumulated Earnings	$(581,027)

14  DIREXION DYNAMIC VP HY BOND FUND

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales.

l) Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.	CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Dynamic VP HY Bond Fund during the years ended December 31, 2007 and December 31, 2006 were as follows:

	Year Ended	Year Ended
	December 31,	December 31,
	2007	2006

Shares sold	4,848,453	6,997,498
Shares issued to holders in reinvestment of distributions	61,965	92,387
Shares redeemed	(5,963,395)	(6,654,494)

Total increase (decrease) from capital share transactions	(1,052,977)	435,391

4.	INVESTMENT TRANSACTIONS

During the year ended December 31, 2007, the aggregate purchases and sales of investments (excluding short-term investments) for the Dynamic VP HY Bond Fund were as follows:

Dynamic VP HY
Bond Fund

Purchases	$6,731,646
Sales	21,252,970

During the year ended December 31, 2007, the aggregate purchases and sales of long-term U.S. Government Securities for the Fund were as follows:

Dynamic VP HY
Bond Fund

Purchases	$2,990,469
Sales	3,032,812

In order to meet certain excise tax distribution requirements, the Fund is required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31st. In connection with this, the Fund is permitted for tax purposes to defer into their next fiscal year any net capital losses incurred between November 1st and the end of their fiscal year.

At October 31, 2007 the Fund deferred, on a tax basis, post-October losses of $(838,742).

As of December 31, 2007, the Dynamic VP HY Bond Fund had capital loss carryforwards on a tax basis of:

Capital Loss Carryover	Expires

$(203,531)	2013
(304,289)	2014

The Fund utilized capital loss of $552,716.

To the extent that the Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryover.

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. U.S. generally accepted accounting principles

DIREXION DYNAMIC VP HY BOND FUND  15

require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

On the Statements of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

	Accumulated	Undistributed Net
	Net Realized	Investment
	Gain/(Loss)	Income/(Loss)	Paid-in Capital

Dynamic VP HY Bond Fund	$(687,323)	$687,313	$10

Differences are primarily due to differing book and tax treatments from certain derivative contracts.

5.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Fund has entered into an investment advisory agreement with the Adviser. The Adviser receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund’s average daily net assets. For the year ended December 31, 2007, the Adviser has voluntarily agreed to pay all operating expenses (excluding dividends on short positions), in excess of the annual cap on expenses presented below as applied to the Fund’s average daily net assets. Because this is a voluntary waiver, the Adviser may change or end the waiver at any time. The Adviser may recover from the Fund the expenses paid in excess of the annual cap on expenses for the three previous years, as long as the recovery does not cause the Fund to exceed such annual cap on expenses. For the year ended December 31, 2007, the Adviser paid or recouped the following expenses:

Dynamic VP HY
Bond Fund

Annual Advisory rate	0.75%
Annual cap on expenses	1.75%
Expenses paid in excess of annual cap on expenses - 2007	$—
Adviser expense waiver recovery - 2007	$—

Remaining expenses subject to potential recovery expiring in:

Dynamic VP HY
Bond Fund

2008	$—
2009	—
2010	—

Total	$—

The shares of the Dynamic VP HY Bond Fund are subject to an annual Rule 12b-1 fee of up to 0.25% of Fund’s average daily net assets. The Rule 12b-1 fees are to pay the insurance company of the plan sponsor for its services for servicing shareholder accounts. Because the fees are paid out of the Fund’s net assets on an ongoing basis, the cost of an investment in the Fund will increase over time.

The Adviser paid directly all offering costs and organizational expenses associated with the registration and seeding of the Fund.

Rafferty Capital Markets, LLC (the “Distributor”) serves as principal underwriter of the Fund and acts as the Fund’s distributor in a continuous public offering of the Fund’s shares. During the year ended December 31, 2007, the Dynamic VP HY Bond Fund incurred expenses of $78,861 under Rule 12b-1. The fee is paid to the Distributor for expenses incurred for distribution-related activities. The Distributor is an affiliate of the Adviser.

In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnification provisions pursuant to which the Fund agrees to indemnify third parties upon occurrence of specified events. The Fund’s maximum exposure relating to these indemnification agreements is

16  DIREXION DYNAMIC VP HY BOND FUND

unknown. However, the Fund has not had prior claims or losses in connection with these provisions and believes the risk of loss is remote.

6.	FINANCIAL ACCOUNTING STANDARDS BOARD INTERPRETATION NO. 48

In July 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required as of the date of the last Net Asset Value (“NAV”) calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.

FIN 48 requires the Fund to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. As of December 31, 2007, open Federal and state income tax years include the tax years ended December 31, 2004 through December 31, 2007. The Fund has no examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that the adoption of FIN 48 resulted in no effect to the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end December 31, 2007. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

7.	NEW ACCOUNTING PRONOUNCEMENT

In September 2006, FASB issued its new Standard No. 157, Fair Value Measurements (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier adoption is permitted. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

DIREXION DYNAMIC VP HY BOND FUND  17

Report of Independent Registered Public Accounting Firm

To the Shareholders and
Board of Trustees of Direxion Insurance Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Direxion Insurance Trust (comprising the Dynamic VP HY Bond Fund) (the “Fund”), as of December 31, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the two years in the period then ended and for the period from February 1, 2005 (commencement of operations) to December 31, 2005. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dynamic VP HY Bond Fund of Direxion Insurance Trust at December 31, 2007, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from February 1, 2005 (commencement of operations) to December 31, 2005 in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois
February 21, 2008

18  DIREXION DYNAMIC VP HY BOND FUND

Additional Information (Unaudited)

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year ended December 31, 2007, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth ax Relief Act of 2003. The percentage of dividends declared from ordinary income designated as qualified income was as follows:

Dynamic VP HY Bond Fund	0%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2007 was as follows:

Dynamic VP HY Bond Fund	0%

DIREXION DYNAMIC VP HY BOND FUND  19

Investment Advisory Agreement Approval

Provided below is a summary of certain of the factors the Board considered at its August 15, 2007 Board meeting in renewing: the Advisory Agreement (“Advisory Agreement”) between Rafferty Asset Management, LLC (“Rafferty”) and the Direxion Insurance Trust (the “Trust”) on behalf of Dynamic VP HY Bond Fund (“Fund”).

The Board did not identify any particular information that was most relevant to its consideration to approve the continuance of the Advisory Agreement for the Fund and each Trustee may have afforded different weight to the various factors. In determining whether to approve the continuance of the Advisory Agreement, the Board considered the best interests of the Fund. In addition, the Board noted that the Trustees have considered various reports and information provided throughout the year at their regular Board meetings and otherwise.

In determining whether to approve the continuance of the Advisory Agreement for the Fund, the Board considered, among other things, the following factors: (1) the nature and quality of the services provided; (2) the investment performance of the Fund; (3) the cost to Rafferty of providing services and the profitability of the advisory business to Rafferty; (4) the extent to which economies of scale have been taken into account in setting fee schedules; (5) whether fee levels reflect these economies of scale, if any, for the benefit of Fund shareholders; (6) comparisons of services and fees with contracts entered into by Rafferty with other clients (such as pension funds and other institutional investors), if any; and (7) other benefits derived or anticipated to be derived by Rafferty from its relationships with the Fund.

Nature, Extent and Quality of Services Provided.  The Board reviewed the nature, extent and quality of the services provided under the Advisory Agreement by Rafferty. The Board noted that Rafferty has provided services to the Fund since its inception. The Board also noted that Rafferty trades efficiently with low commission schedules, which helps improve performance results. The Board considered Rafferty’s representation that it has the financial resources and appropriate staffing to manage the Fund and meet its expense reimbursement obligations. The Board also considered Rafferty’s ongoing efforts to improve its compliance and control functions for the Fund, and noted that information concerning portfolio management and a report from the chief compliance officer are provided to the Board at its regularly scheduled quarterly Board meetings. The Board considered that Rafferty oversees all aspects of the operation of the Fund, including oversight of the Fund’s service providers.

Based on these and other considerations the Board determined that, in the exercise of its business judgment, the nature, extent and quality of the services provided by Rafferty to the Fund under the Advisory Agreement were fair and reasonable.

Performance of the Fund.  The Board evaluated the Fund’s performance based on management’s description of the performance of the HY Bond Fund and the Lipper Universe of high current yield funds.

Costs of Services Provided to the Fund and Profits Realized.  The Board considered the overall fees paid to Rafferty on an annual basis since the Fund’s commencement of operations. The Board also considered the overall profitability of Rafferty’s investment business and its representation that it does not assess profitability with respect to its services to individual funds. Based on these considerations, the Board determined that, in the exercise of its business judgment, the costs of the services provided and the profits realized under the Advisory Agreement were fair and reasonable.

Economies of Scale.  The Board considered Rafferty’s representation that it believes that asset levels at this time are not sufficient to achieve economies of scale or warrant a reduction in fee rates or the addition of breakpoints. However, Rafferty noted that asset levels generally have increased due to sales and marketing efforts. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the reduction in fee rates or additions of breakpoints were not necessary at this time.

Other Benefits.  The Board considered Rafferty’s representation that its relationship with the Fund has permitted Rafferty to attract business to its non-mutual fund account. The Board also considered that Rafferty’s overall business with brokerage firms helps to lower commission rates and provide better execution for Fund portfolio transactions. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the benefits were fair and reasonable.

20  DIREXION DYNAMIC VP HY BOND FUND

Conclusion.  Based on, but not limited to, the above considerations and determinations, the Board determined that the Advisory Agreement for the Fund was fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously voted in favor of the continuance of the Advisory Agreement.

DIREXION DYNAMIC VP HY BOND FUND  21

Direxion Funds
Trustees and Officers

The business affairs of each Fund are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set forth below. The SAI includes additional information about the Funds’ Trustee and Officers and is available without charge, upon request by calling 1-800-851-0511.

				# of	Other
			Principal	Portfolios in	Trusteeships/
	Position(s)	Term of Office and	Occupation(s) During	Direxion Complex	Directorships
Name, Address and Age	Held with Fund	Length of Time Served	Past Five Years	Overseen by Trustee(2)	Held by Trustee

Interested Trustees
Lawrence C. Rafferty(1) Age: 65	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 1997	Chairman and Chief Executive Officer of Rafferty, 1997 — present; Chief Executive Officer of Rafferty Companies, LLC, 1996-present; Chief Executive Officer of Rafferty Capital Markets, Inc., 1995 — present.	114	Board of Trustees, Fairfield University; Board of Directors, St. Vincent’s Services; Executive Committee, Metropolitan Golf Association

				# of	Other
			Principal	Portfolios in	Trusteeships/
	Position(s)	Term of Office and	Occupation(s) During	Direxion Complex	Directorships
Name, Address and Age	Held with Fund	Length of Time Served	Past Five Years	Overseen by Trustee(2)	Held by Trustee

Non-Interested Trustees
Daniel J. Byrne Age: 63	Trustee	Lifetime of Trust until removal or resignation; Since 1997	President and Chief Executive Officer of Byrne Securities Inc., 1992 — present; Trustee, The Opening Word Program, Wyandanch, New York.	114	None

Gerald E. Shanley III Age: 64	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Business Consultant, 1985 — present; Trustee of Trust Under Will of Charles S. Payson, 1987 — present; C.P.A. 1979 — present.	114	None

John Weisser Age: 65	Trustee	Lifetime of Trust until removal or resignation; Since 2007	Retired, Since 1995; Salomon Brothers, Inc, 1971 — 1995, most recently as Managing Director.	114	MainStay VP Series Fund, Inc.

22  DIREXION DYNAMIC VP HY BOND FUND

Direxion Funds
Trustees and Officers

# of
		Term of	Principal	Portfolios in
	Position(s)	Office and	Occupation(s)	Direxion Complex	Other Trusteeships/
	Held with	Length of	During Past Five	Overseen by	Directorships Held
Name, Address and Age	Fund	Time Served	Years	Trustee(2)	by Trustee

Officers
Daniel D. O’Neill Age: 39	President;	One Year; Since 1999	Managing Director of Rafferty, 1999 — present.	N/A	None

	Chief Operating Officer and Chief Investment Officer;	One Year; Since 2006

	Chief Executive Officer	One Year; Since 2008

William Franca Age: 50	Executive Vice President — Head of Distribution	One Year; Since 2006	Senior Vice President — National Sales, Massachusetts Financial Services/SunLife Financial Distributors, 2002-2004; Executive Vice President, Distribution, SunLife, 2001-2002.	N/A	None

Todd Warren Age: 40	Chief Compliance Officer	One Year; Since 2007	Chief Legal Officer, Alaric Compliance Services, LLC, 2006 — present; CCO and General Counsel, Oracle Evolution LLC 2004-2006.	N/A	None

Todd Kellerman Age: 34	Chief Financial Officer	Once Year; Since 2007	Vice President of Corporate Development, Raven Holdings, Inc., 2003-2005; Business Consultant, 2002-2003; Senior Consultant — Business Consulting, Arthur Anderson, 1999-2000.	N/A	None

Stephen P. Sprague Age: 58	Treasurer and Controller	One Year; Since 1999	Chief Financial Officer of Rafferty for the past 5 years.	N/A	None

Eric W. Falkeis 615 East Michigan Street Milwaukee, WI 53202 Age: 34	Secretary	One Year; Since 2004	Vice President, U.S. Bancorp Fund Services LLC, 1997 — present.	N/A	None

(1)	Mr. Rafferty is affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and owns a beneficial interest in Rafferty.

(2)	The Direxion Complex consists of the Direxion Funds which currently offers for sale to the public 40 portfolios of the 69 currently registered with the SEC and the Direxion Insurance Trust which currently offers for sale 3 portfolios of the 45 currently registered with the SEC.

The address for all trustees and officers except Eric W. Falkeis is 33 Whitehall St., New York, NY 10004.

DIREXION DYNAMIC VP HY BOND FUND  23

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Direxion Insurance Trust

ANNUAL REPORT DECEMBER 31, 2007

33 Whitehall Street, 10th Floor            New York, New York 10004            (800) 851-0511

Investment Adviser
Rafferty Asset Management, LLC
33 Whitehall St. 10th Floor
New York, NY 10004

Administrator, Transfer Agent, Dividend
Paying Agent & Shareholding Servicing
Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian
U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
233 S. Wacker Dr.
Chicago, IL 60606

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

The Fund files complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q is available without change, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.
(1) File: A copy of the registrant’s Code of Ethics is filed herewith.
Item 3. Audit Committee Financial Expert.
The registrant’s board of [trustees/directors] has determined that there is at least one audit committee financial expert serving on its audit committee. Gerald E. Shanley III is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.
Item 4. Principal Accountant Fees and Services.
The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2007	FYE 12/31/2006

Audit Fees	$60,000	$49,800
Audit-Related Fees	—	6,000
Tax Fees	12,600	10,500
All Other Fees

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant’s hours were spent to audit the registrant’s financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.)
The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2007	FYE 12/31/2006

Registrant	—	—
Registrant’s Investment Adviser	—	—

Item 5. Audit Committee of Listed Registrants.
Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
Item 6. Schedule of Investments.
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

Item 11. Controls and Procedures.
(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.
(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Direxion Insurance Trust

By (Signature and Title)*	/s/ Daniel D. O’Neill

Daniel D. O’Neill, Chief Executive Officer

Date February 28, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Daniel D. O’Neill

Daniel D. O’Neill, Chief Executive Officer

Date February 28, 2008

By (Signature and Title)*	/s/ Todd Kellerman

Todd Kellerman, Chief Financial Officer

Date February 27, 2008

*	Print the name and title of each signing officer under his or her signature.